UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET ASIAN OPPORTUNITIES FUND

FORM N-Q

JANUARY 31, 2015

WESTERN ASSET ASIAN OPPORTUNITIES FUND

Schedule of investments (unaudited)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 52.4%
Indonesia - 12.5%
Perusahaan Penerbit SBSN Indonesia, Notes	4.350%	9/10/24	200,000		$204,250	(a)
Perusahaan Penerbit SBSN Indonesia, Senior Bonds	6.000%	2/27/16	800,000,000	IDR	62,522
Republic of Indonesia, Senior Bonds	6.250%	4/15/17	5,300,000,000	IDR	414,837
Republic of Indonesia, Senior Bonds	7.875%	4/15/19	2,070,000,000	IDR	169,538
Republic of Indonesia, Senior Bonds	5.625%	5/15/23	5,600,000,000	IDR	406,047
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	6,330,000,000	IDR	541,984
Republic of Indonesia, Senior Bonds	6.625%	5/15/33	4,200,000,000	IDR	303,507
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	3,000,000,000	IDR	258,854
Republic of Indonesia, Senior Bonds	6.375%	4/15/42	1,030,000,000	IDR	68,911
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	1,085,000,000	IDR	95,502

Total Indonesia					2,525,952

Malaysia - 7.5%
Federation of Malaysia, Bonds	4.160%	7/15/21	1,730,000	MYR	486,510
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	310,000	MYR	86,933
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	1,900,000	MYR	508,946
Federation of Malaysia, Senior Bonds	4.181%	7/15/24	1,000,000	MYR	283,300
Federation of Malaysia, Senior Bonds	5.248%	9/15/28	250,000	MYR	75,815
Federation of Malaysia, Senior Bonds	4.935%	9/30/43	250,000	MYR	72,308

Total Malaysia					1,513,812

Philippines - 6.6%
Republic of the Philippines, Senior Bonds	6.250%	1/14/36	15,000,000	PHP	399,723
Republic of the Philippines, Senior Notes	4.950%	1/15/21	38,000,000	PHP	924,297

Total Philippines					1,324,020

Singapore - 2.4%
Republic of Singapore, Senior Bonds	3.000%	9/1/24	170,000	SGD	137,923
Republic of Singapore, Senior Bonds	2.875%	9/1/30	190,000	SGD	152,072
Republic of Singapore, Senior Bonds	2.750%	4/1/42	250,000	SGD	198,418

Total Singapore					488,413

South Korea - 16.1%
Republic of Korea, Senior Bonds	2.750%	3/10/18	400,000,000	KRW	373,905
Republic of Korea, Senior Bonds	4.250%	6/10/21	1,600,000,000	KRW	1,647,153
Republic of Korea, Senior Bonds	3.750%	6/10/22	200,000,000	KRW	202,551
Republic of Korea, Senior Bonds	3.000%	3/10/23	16,000,000	KRW	15,508
Republic of Korea, Senior Bonds	3.375%	9/10/23	430,000,000	KRW	428,969
Republic of Korea, Senior Bonds	3.000%	9/10/24	200,000,000	KRW	194,896
Republic of Korea, Senior Bonds	4.000%	12/10/31	341,000,000	KRW	381,149

Total South Korea					3,244,131

Thailand - 6.2%
Kingdom of Thailand, Senior Bonds	3.625%	6/16/23	6,850,000	THB	226,088
Kingdom of Thailand, Senior Bonds	3.850%	12/12/25	30,140,000	THB	1,025,446

Total Thailand					1,251,534

Vietnam - 1.1%
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	200,000		210,500	(a)

TOTAL SOVEREIGN BONDS (Cost - $11,241,532)					10,558,362

See Notes to Schedule of Investments.

WESTERN ASSET ASIAN OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 38.9%
CONSUMER DISCRETIONARY - 2.4%
Multiline Retail - 2.4%
Lotte Shopping Business Management Hong Kong Ltd., Senior Notes	4.000%	2/9/15	3,000,000	CNY	$480,200	(b)

CONSUMER STAPLES - 0.7%
Food Products - 0.7%
Fonterra Cooperative Group Ltd., Senior Notes	3.600%	1/29/19	1,000,000	CNY	157,575	(b)

ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Indo Energy Finance II BV, Notes	6.375%	1/24/23	200,000		131,000	(a)
Korea National Oil Corp., Senior Bonds	3.250%	7/10/24	300,000		310,086	(a)

TOTAL ENERGY					441,086

FINANCIALS - 28.3%
Banks - 13.2%
ABN Amro Bank NV, Subordinated Notes	4.700%	10/25/22	250,000	SGD	190,762	(b)(c)
Axis Bank Ltd., Senior Notes	3.250%	5/21/20	300,000		302,027	(a)
China Construction Bank Asia Corp., Ltd., Senior Notes	3.250%	7/2/19	400,000		406,585	(b)
DBS Bank Ltd., Subordinate Notes, Medium-Term Notes	3.100%	2/14/23	250,000	SGD	186,652	(b)(c)
Export-Import Bank of Korea, Senior Notes	6.000%	6/4/16	50,000,000	INR	804,476	(a)
Hana Bank, Subordinated Notes	4.375%	9/30/24	400,000		429,098	(a)
Lembaga Pembiayaan Ekspor Indonesia, Senior Bonds	6.400%	5/23/16	250,000,000	IDR	19,151
United Overseas Bank Ltd., Senior Notes	2.500%	6/24/16	2,000,000	CNY	314,492	(b)

Total Banks					2,653,243

Diversified Financial Services - 1.3%
Indian Railway Finance Corp., Ltd., Senior Notes	3.917%	2/26/19	250,000		262,187	(b)

Insurance - 1.9%
NTUC Income Insurance Cooperative Ltd., Subordinated Notes	3.650%	8/23/27	500,000	SGD	381,420	(b)(c)

Real Estate Investment Trusts (REITs) - 3.7%
Ascott REIT MTN Pte Ltd., Senior Notes	3.800%	12/16/15	250,000	SGD	188,003	(b)
LMIRT Capital Pte Ltd., Notes	4.880%	7/6/15	250,000	SGD	185,924
Mapletree Commercial Trust Treasury Co. Pte Ltd., Senior Notes, Medium-Term Notes	3.600%	8/24/20	500,000	SGD	384,011	(b)

Total Real Estate Investment Trusts (REITs)					757,938

Real Estate Management & Development - 8.2%
Country Garden Holdings Co., Ltd., Senior Notes	10.500%	8/11/15	660,000		676,500
Global Logistic Properties Ltd., Senior Notes	3.375%	5/11/16	5,000,000	CNY	788,314	(b)
Hong Fok Corp., Ltd., Senior Notes, Medium-Term Notes	4.750%	1/24/18	250,000	SGD	186,011	(b)

Total Real Estate Management & Development					1,650,825

TOTAL FINANCIALS					5,705,613

INDUSTRIALS - 4.2%
Construction & Engineering - 0.9%
Alam Synergy Pte Ltd., Senior Notes	6.950%	3/27/20	200,000		186,500	(a)

Trading Companies & Distributors - 3.3%
BOC Aviation Pte Ltd., Senior Notes	2.000%	3/26/15	250,000	SGD	184,667	(b)

See Notes to Schedule of Investments.

WESTERN ASSET ASIAN OPPORTUNITIES FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Trading Companies & Distributors - (continued)
Noble Group Ltd., Senior Notes	4.000%	1/30/16	3,000,000	CNY	$475,515	(b)

Total Trading Companies & Distributors					660,182

TOTAL INDUSTRIALS					846,682

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	200,000		225,694	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $8,157,298)					7,856,850

TOTAL INVESTMENTS - 91.3% (Cost - $19,398,830#)					18,415,212
Other Assets in Excess of Liabilities - 8.7%					1,743,818

TOTAL NET ASSETS - 100.0%					$20,159,030

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CNY	— Chinese Yuan Renminbi
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
REIT	— Real Estate Investment Trust
SGD	— Singapore Dollar
THB	— Thai Baht

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset Asian Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$10,558,362	—	$10,558,362
Corporate bonds & notes	—	7,856,850	—	7,856,850

Total investments	—	$18,415,212	—	$18,415,212

Other financial instruments:
Futures contracts	$17,301	—	—	$17,301
Forward foreign currency contracts	—	$13,231	—	13,231
OTC interest rate swaps	—	28,565	—	28,565

Total other financial instruments	$17,301	$41,796	—	$59,097

Total	$17,301	$18,457,008	—	$18,474,309

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$19,868	—	$19,868

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$292,650
Gross unrealized depreciation	(1,276,268)

Net unrealized depreciation	$(983,618)

At January 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy: Korea 10-Year Bond	8	3/15	$894,184	$911,485	$17,301

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2015 , the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	2,300,000,000	USD	185,334	BNP Paribas SA	2/10/15	$(3,980)
TWD	7,000,000	USD	220,785	Royal Bank of Canada	2/12/15	1,343
USD	192,308	TWD	6,000,000	Royal Bank of Canada	2/12/15	1,912
SGD	130,000	USD	96,097	Royal Bank of Canada	2/13/15	(24)
USD	214,961	JPY	25,000,000	State Street Bank & Trust Co.	2/20/15	2,031
USD	105,547	JPY	12,500,000	State Street Bank & Trust Co.	2/20/15	(918)
USD	106,232	JPY	12,500,000	State Street Bank & Trust Co.	2/20/15	(233)
CNY	4,200,000	USD	672,689	BNP Paribas SA	2/25/15	(2,564)
INR	62,000,000	USD	989,039	BNP Paribas SA	3/9/15	4,888
USD	253,518	TWD	8,000,000	BNP Paribas SA	3/20/15	(364)
USD	215,222	KRW	232,440,000	Royal Bank of Canada	3/20/15	3,057
KRW	432,440,000	USD	400,000	State Street Bank & Trust Co.	3/20/15	(5,281)
MYR	1,500,000	USD	413,314	Barclays Bank PLC	3/23/15	(1,503)
KRW	560,000,000	USD	515,939	State Street Bank & Trust Co.	3/31/15	(5,001)

Total						$(6,637)

Abbreviations used in this table:

CNY	— Chinese Yuan Renminbi
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MYR	— Malaysian Ringgit
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar

At January 31, 2015, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Deutsche Bank AG	65,000,000	INR	11/5/17	7.195% semi-annually	INR-MIBOR-OIS- Compound	—	$14,350	*
Deutsche Bank AG	750,000	SGD	10/1/18	SGD-SOR-Reuters	1.570% semi-annually	—	4,228
Deutsche Bank AG	1,400,000	SGD	10/23/18	SGD-SOR-Reuters	1.450% semi-annually	—	3,283
Deutsche Bank AG	2,000,000	SGD	3/4/19	SGD-SOR-Reuters	1.555% semi-annually	—	6,704

Total						—	$28,565

†	Percentage shown is an annual percentage rate.

*	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

Abbreviations used in this table:

INR	— Indian Rupee
MIBOR	— Mumbai Inter-Bank Offer Rate
OIS	— Overnight Indexed Swap
SOD	— Singapore Dollar
SOR	— Swap Offer Rate

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 17, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 17, 2015